ALPS ETF TRUST

(the “Trust”)

ALPS Equal Sector Weight ETF (NYSE ARCA: EQL)

(the “Fund”)

SUPPLEMENT DATED SEPTEMBER 11, 2026 TO THE FUND’S SUMMARY PROSPECTUS, PROSPECTUS, AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”), EACH DATED JUNE 1, 2026, AS SUPPLEMENTED

Effective as of the date of this supplement, Kyle Kleckner is a co-portfolio manager of the Fund.

Therefore, effective immediately, the disclosures contained in the Summary Prospectus, Prospectus and SAI are modified as follows:

The sections entitled “PORTFOLIO MANAGERS” in the Summary Prospectus and Summary Section of the Prospectus are hereby deleted and replaced with the following information:

Ryan Mischker, Senior Vice President, Portfolio Management & Research, and Kyle Kleckner, CFA, Portfolio Manager, Portfolio Management & Research, are responsible for the day-to-day management of the Fund. Mr. Mischker and Mr. Kleckner have served in such capacity since March 2015 and September 2026, respectively.

The section entitled “INVESTMENT ADVISORY SERVICES-PORTFOLIO MANAGEMENT” in the Prospectus is hereby deleted and replaced with the following information:

Ryan Mischker, Senior Vice President, Portfolio Management & Research, and Kyle Kleckner, CFA, Portfolio Manager, Portfolio Management & Research, are the Portfolio Managers of the Fund and are also responsible for the refinement and implementation of the equity portfolio management process.

Mr. Mischker has been a Portfolio Manager of the Fund since March 2015. Prior to joining the Adviser, Mr. Mischker served as Compliance Manager of ALPS Fund Services, Inc., where he was primarily responsible for managing all post-trade monitoring for IRS, SEC and registration statement investment guidelines and restrictions. Mr. Mischker has over 20 years of financial services experience and graduated from the University of Northern Colorado with a B.S. in Finance and B.A. in Economics.

Mr. Kleckner, CFA, has been a Portfolio Manager of the Fund since September 2026. Prior to joining the Adviser, Mr. Kleckner served as an Investment Analyst at IFAM Capital, where he contributed to the firm’s investment committee and asset-allocation process for client portfolios and was responsible for multi-asset models, attribution, and tactical recommendations across asset classes. Mr. Kleckner has over 9 years of financial services experience, is a CFA Charterholder, and graduated from Colorado State University with a B.S. in Business Administration with dual concentrations in Finance and Computer Information Systems.

The following information is added to the table in the section entitled “OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS; COMPENSATION OF THE PORTFOLIO MANAGERS” in the SAI:

Accounts Managed				Accounts With Respect to Which the Advisory Fee is based on the Performance of the Account
Name of Portfolio Manager	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Kyle Kleckner, CFA*	Registered Investment Companies	10	$5.79 billion	N/A	N/A
	Other Pooled Investment Vehicles	N/A	N/A	N/A	N/A
	Other Accounts	N/A	N/A	N/A	N/A

*	Other Accounts Managed Information for Mr. Kleckner is as of August 31, 2026.

Effective immediately, the section entitled “PORTFOLIO MANAGER COMPENSATION STRUCTURE DISCLOSURE-ALPS ADVISORS, INC.” in the Statement of Additional Information is hereby deleted and replaced with the following information:

The Adviser is responsible for the day-to-day management of the Fund, as described below. Mr. Mischker and Mr. Kleckner, who are responsible for the day-to-day management of the Fund, are paid a base salary, plus a discretionary bonus. The bonus for Mr. Mischker and Mr. Kleckner is determined by the business unit’s revenue and profitability as well as the individual’s contribution to the business unit. The bonus for Mr. Mischker and Mr. Kleckner is discretionary and is not based specifically on portfolio performance.

The table in the section entitled “SECURITIES OWNERSHIP OF THE PORTFOLIO MANAGERS” in the SAI is amended to reflect that Mr. Kleckner’s Dollar Range of Fund Shares Beneficially Owned for the Fund as of August 31, 2026 is “None.”

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE